ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS - Acquisition - Assets Acquisition (Details) $ / shares in Units, Unit_Standard_pure_0v22vGNdGEu70JN95VvM_Q in Millions, $ in Millions			12 Months Ended
	Feb. 24, 2022 USD ($) $ / shares	Feb. 23, 2022 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Purchase price
Cash consideration			$ 1,061.5
Total purchase price			1,391.9
Acquisition costs			$ 14.6
Share price | $ / shares		$ 7.01	$ 4.88	$ 4.41
Common shares
Purchase price
Purchase Price			$ 271.6
Number shares issued			49.3
Share option
Purchase price
Purchase Price			$ 39.5
Number shares issued			9.9
Contingent value rights
Purchase price
Purchase Price			$ 4.7
Number shares issued			59.3
Great Bear Resources Ltd
Purchase price
Purchase Price	$ 1,391.9
Number shares issued	49.3
Share price | $ / shares	$ 0.1330
Purchase price allocation
Total property, plant and equipment			$ 1,368.4
Net working capital			23.5
Total net assets acquired			1,391.9
Great Bear Resources Ltd | Tangible Exploration And Evaluation Assets [Member]
Purchase price allocation
Total property, plant and equipment			1,367.8
Great Bear Resources Ltd | Land, plant and equipment
Purchase price allocation
Total property, plant and equipment			$ 0.6
Great Bear Resources Ltd | Share option
Purchase price
Number shares issued	9.9
Great Bear Resources Ltd | Contingent value rights
Purchase price
Number shares issued	59.3